Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 30,614
Unrealized Losses Less Than 12 Months	(595)
Fair Value 12 Months or Greater	2,137
Unrealized Losses 12 Months or Greater	(67)
Fair Value Total	32,751
Unrealized Losses Total	(662)
Fair Value Less Than 12 Months	47,403
Unrealized Losses Less Than 12 Months	(934)
Fair Value 12 Months or Greater	3,268
Unrealized Losses 12 Months or Greater	(101)
Fair Value Total	50,671
Unrealized Losses Total	(1,035)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	3,662
Unrealized Losses Less Than 12 Months	(132)
Fair Value Total	3,662
Unrealized Losses Total	(132)
Fair Value Less Than 12 Months	14,490
Unrealized Losses Less Than 12 Months	(198)
Fair Value Total	14,490
Unrealized Losses Total	(198)
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	26,937
Unrealized Losses Less Than 12 Months	(462)
Fair Value 12 Months or Greater	2,132
Unrealized Losses 12 Months or Greater	(67)
Fair Value Total	29,069
Unrealized Losses Total	(529)
Fair Value Less Than 12 Months	30,601
Unrealized Losses Less Than 12 Months	(552)
Fair Value 12 Months or Greater	3,149
Unrealized Losses 12 Months or Greater	(93)
Fair Value Total	33,750
Unrealized Losses Total	(645)
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	11
Fair Value 12 Months or Greater	93
Unrealized Losses 12 Months or Greater	(4)
Fair Value Total	104
Unrealized Losses Total	(4)
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	18
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	12
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	30
Unrealized Losses Total	(3)
Commercial [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	10
Fair Value Total	10
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	5
Fair Value Total	5
Fair Value 12 Months or Greater	2
Fair Value Total	2
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2,272
Unrealized Losses Less Than 12 Months	(183)
Fair Value 12 Months or Greater	3
Fair Value Total	2,275
Unrealized Losses Total	(183)
Corporate Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	9
Unrealized Losses Total	(2)
Other Investment [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1
Fair Value Total	1
Other Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	15
Unrealized Losses Less Than 12 Months	(1)
Fair Value Total	15
Unrealized Losses Total	$ (1)